J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan California Municipal Money Market Fund

(Eagle Class Shares)

JPMorgan New York Municipal Money Market Fund

(Eagle Class Shares)

JPMORGAN TRUST II

JPMorgan Municipal Money Market Fund

(Eagle Class Shares)

JPMorgan U.S. Government Money Market Fund

(Direct, Eagle Class and Eagle Private Wealth Class Shares)

JPMorgan U.S. Treasury Plus Money Market Fund

(Direct Shares)

(the “Funds”)

Supplement dated November 25, 2019

to the Summary Prospectuses, Prospectuses and Statement

of Additional Information dated July 1, 2019, as supplemented

NOTICE OF SHARE CLASSES NO LONGER AVAILABLE FOR PURCHASE

Effective immediately, no purchases of Direct, Eagle Class, or Eagle Private Wealth Class Shares of the Funds will be accepted.

Additionally, all references to these share classes are hereby removed from the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MM-LIQ-1119